BUSINESS COMBINATIONS - Acquisition of PointSource (Details) $ in Thousands	Jun. 01, 2017 USD ($) installment	Feb. 29, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 22, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jun. 02, 2017 USD ($)	May 23, 2016
Disclosure of detailed information about business combination [line items]
Number of employees											40
Total consideration paid net of cash and cash equivalents acquired				$ 97,300		$ 4,137		$ 19,149
Cash transferred				$ 103,978		$ 4,328		$ 21,300
PointSource
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Number of employees	97
Total consideration paid net of cash and cash equivalents acquired	$ 28,629
Cash transferred	$ 15,500				$ 750		$ 2,206		$ 12,400	$ 3,100
Number of installments | installment	2
Contingent consideration	$ 9,373
Working capital adjustment	$ 3,756
Major business combination | PointSource
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 1,450	$ 1,198